Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THE DFA INVESTMENT TRUST COMPANY
Entity Central Index Key	0000896162
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
The U.S. Large Cap Value Series
Shareholder Report [Line Items]
Fund Name	The U.S. Large Cap Value Series
Class Name	The U.S. Large Cap Value Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Large Cap Value Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Large Cap Value Series	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.38% for the Series and 30.98% for the Russell 1000® Value Index, the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Series’:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The U.S. Large Cap Value Series	30.38%	10.49%	9.14%
Russell 1000® Index[1]	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%
[1]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2024
Net Assets	$ 28,506,459,000
Holdings Count | $ / shares	334
Advisory Fees Paid, Amount	$ 27,890,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$28,506,459
Number of Holdings	334
Net Advisory Fees Paid (Thousands)	$27,890
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Exxon Mobil Corp.	4.2%
Berkshire Hathaway, Inc. B	2.5%
Chevron Corp.	1.8%
Cisco Systems, Inc.	1.7%
UnitedHealth Group, Inc.	1.3%
Comcast Corp. A	1.3%
Goldman Sachs Group, Inc.	1.3%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%

Sector Allocation (% of Total Investments)
Financials	24.3%
Health Care	14.8%
Industrials	13.4%
Energy	12.6%
Information Technology	9.6%
Materials	7.8%
Communication Services	6.4%
Consumer Staples	5.2%
Consumer Discretionary	5.1%
Real Estate	0.6%
Utilities	0.2%
[2],[3]
Material Fund Change [Text Block]	How Did the Series Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Series. • Mary Phillips no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA International Value Series
Shareholder Report [Line Items]
Fund Name	The DFA International Value Series
Class Name	The DFA International Value Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The DFA International Value Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA International Value Series	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.98% for the Series and 23.93% for the MSCI World ex USA Value Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Series’:
• Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The DFA International Value Series	21.98%	8.61%	5.58%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Value Index (net div.)	23.93%	6.83%	4.45%
[4]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Aug. 26, 2024
Net Assets	$ 12,469,635,000
Holdings Count | $ / shares	513
Advisory Fees Paid, Amount	$ 25,364,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$12,469,635
Number of Holdings	513
Net Advisory Fees Paid (Thousands)	$25,364
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.4%
TotalEnergies SE	3.3%
Zurich Insurance Group AG	1.6%
Banco Santander SA	1.3%
Cie de Saint-Gobain SA	1.3%
Novartis AG	1.3%
UBS Group AG	1.2%
National Australia Bank Ltd.	1.1%
Mercedes-Benz Group AG	1.1%
Koninklijke Ahold Delhaize NV	1.1%

Top Countries (% of Total Investments)
Japan	20.3%
United Kingdom	12.8%
Canada	10.5%
France	10.5%
Switzerland	9.9%
Australia	6.4%
Germany	6.3%
Netherlands	4.0%
Denmark	2.8%
Spain	2.8%
[5],[6]
Material Fund Change [Text Block]	How Did the Series Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Japanese Small Company Series
Shareholder Report [Line Items]
Fund Name	The Japanese Small Company Series
Class Name	The Japanese Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Japanese Small Company Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Japanese Small Company Series	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 15.91% for the Series and 17.19% for the MSCI Japan Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Japanese equities had positive returns for the period. As measured by the MSCI Japan indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Series’:
• Exclusion of REITs contributed.
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.
• Valuation timing differences between the portfolio and the index detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The Japanese Small Company Series	15.91%	3.12%	5.99%
MSCI Japan Index (net div.)[1]	22.33%	5.30%	6.09%
MSCI Japan Small Cap Index (net div.)	17.19%	2.16%	5.87%
[7]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Aug. 26, 2024
Net Assets	$ 2,971,020,000
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 3,054,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,971,020
Number of Holdings	1,679
Net Advisory Fees Paid (Thousands)	$3,054
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Tomy Co. Ltd.	0.5%
NET One Systems Co. Ltd.	0.4%
Food & Life Cos. Ltd.	0.4%
Nagase & Co. Ltd.	0.4%
Nichias Corp.	0.4%
Hirogin Holdings, Inc.	0.4%
Nissui Corp.	0.3%
NSD Co. Ltd.	0.3%
Daiwabo Holdings Co. Ltd.	0.3%
EXEO Group, Inc.	0.3%

Top Countries (% of Total Investments)
Japan	100%
[8],[9]
Material Fund Change [Text Block]	How Did the Series Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Asia Pacific Small Company Series
Shareholder Report [Line Items]
Fund Name	The Asia Pacific Small Company Series
Class Name	The Asia Pacific Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Asia Pacific Small Company Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Asia Pacific Small Company Series	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.46% for the Series and 23.99% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Asia Pacific equities had positive returns for the period. As measured by the MSCI Pacific ex Japan indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Series’:
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.
• Exclusion of REITs detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The Asia Pacific Small Company Series	22.46%	4.59%	3.76%
MSCI Pacific ex Japan Index (net div.)[1]	25.73%	4.34%	4.09%
MSCI Pacific ex Japan Small Cap Index (net div.)	23.99%	4.96%	3.56%
[10]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Aug. 26, 2024
Net Assets	$ 1,373,788,000
Holdings Count | $ / shares	727
Advisory Fees Paid, Amount	$ 1,378,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,373,788
Number of Holdings	727
Net Advisory Fees Paid (Thousands)	$1,378
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
HUB24 Ltd.	1.5%
Sandfire Resources Ltd.	1.4%
Lendlease Corp. Ltd.	1.3%
Bank of Queensland Ltd.	1.3%
Zip Co. Ltd.	1.3%
Ansell Ltd.	1.3%
Perseus Mining Ltd.	1.1%
Reliance Worldwide Corp. Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
AMP Ltd.	1.0%

Top Countries (% of Total Investments)
Australia	69.8%
Hong Kong	16.4%
Singapore	8.8%
New Zealand	3.1%
United States	1.9%
[11],[12]
Material Fund Change [Text Block]	How Did the Series Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The United Kingdom Small Company Series
Shareholder Report [Line Items]
Fund Name	The United Kingdom Small Company Series
Class Name	The United Kingdom Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The United Kingdom Small Company Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United Kingdom Small Company Series	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 32.13% for the Series and 31.12% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
United Kingdom equities had positive returns for the period. As measured by the MSCI United Kingdom indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and small value stocks outperformed small growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Series’:
• Exclusion of low profitability growth stocks contributed.
• Exclusion of small cap stocks with high asset growth contributed.
• Exclusion of REITs contributed.
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The United Kingdom Small Company Series	32.13%	4.47%	4.19%
MSCI United Kingdom Index (net div.)[1]	21.62%	6.09%	3.76%
MSCI United Kingdom Small Cap Index (net div.)	31.12%	1.50%	3.10%
[13]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Aug. 26, 2024
Net Assets	$ 1,553,226,000
Holdings Count | $ / shares	303
Advisory Fees Paid, Amount	$ 1,614,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,553,226
Number of Holdings	303
Net Advisory Fees Paid (Thousands)	$1,614
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Games Workshop Group PLC	1.8%
Britvic PLC	1.7%
Persimmon PLC	1.6%
Hargreaves Lansdown PLC	1.6%
Cranswick PLC	1.5%
Vistry Group PLC	1.5%
Hiscox Ltd.	1.4%
Greggs PLC	1.4%
Bellway PLC	1.3%
IG Group Holdings PLC	1.3%

Top Countries (% of Total Investments)
United Kingdom	100.0%
[14],[15]
Material Fund Change [Text Block]	How Did the Series Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Continental Small Company Series
Shareholder Report [Line Items]
Fund Name	The Continental Small Company Series
Class Name	The Continental Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Continental Small Company Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Continental Small Company Series	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 24.06% for the Series and 22.72% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Europe ex UK equities had positive returns for the period. As measured by the MSCI Europe ex UK indices, small cap stocks performed in line with mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Series’:
• Exclusion of low profitability growth stocks contributed.
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The Continental Small Company Series	24.06%	7.78%	8.21%
MSCI Europe ex UK Index (net div.)[1]	22.68%	7.19%	5.81%
MSCI Europe ex UK Small Cap Index (net div.)	22.72%	6.06%	7.07%
[16]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Aug. 26, 2024
Net Assets	$ 5,752,774,000
Holdings Count | $ / shares	1,160
Advisory Fees Paid, Amount	$ 5,611,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,752,774
Number of Holdings	1,160
Net Advisory Fees Paid (Thousands)	$5,611
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	1.2%
PSP Swiss Property AG	0.8%
Georg Fischer AG	0.7%
LEG Immobilien SE	0.7%
Belimo Holding AG	0.7%
Helvetia Holding AG	0.7%
Alstom SA	0.7%
BPER Banca SpA	0.7%
Siegfried Holding AG	0.7%
CTS Eventim AG & Co. KGaA	0.7%

Top Countries (% of Total Investments)
Switzerland	17.5%
Germany	14.3%
France	11.6%
Italy	10.0%
Denmark	7.1%
Sweden	6.6%
Spain	6.2%
Finland	5.7%
Netherlands	4.8%
Belgium	3.8%
[17],[18]
Material Fund Change [Text Block]	How Did the Series Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Canadian Small Company Series
Shareholder Report [Line Items]
Fund Name	The Canadian Small Company Series
Class Name	The Canadian Small Company Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Canadian Small Company Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Canadian Small Company Series	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 28.42% for the Series and 29.15% for the MSCI Canada Small Cap Index (net dividends), the Series’ style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Canadian equities had positive returns for the period. As measured by the MSCI Canada indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
  Relative to the benchmark, the Series’:
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The Canadian Small Company Series	28.42%	14.52%	6.11%
MSCI Canada Index (net div.)[1]	31.19%	9.32%	5.36%
MSCI Canada Small Cap Index (net div.)	29.15%	11.63%	5.07%
[19]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Aug. 26, 2024
Net Assets	$ 1,386,761,000
Holdings Count | $ / shares	324
Advisory Fees Paid, Amount	$ 1,351,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,386,761
Number of Holdings	324
Net Advisory Fees Paid (Thousands)	$1,351
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Celestica, Inc.	2.2%
Capital Power Corp.	2.0%
Whitecap Resources, Inc.	1.8%
PrairieSky Royalty Ltd.	1.7%
Finning International, Inc.	1.6%
Capstone Copper Corp.	1.6%
Canadian Western Bank	1.6%
Primo Water Corp.	1.5%
Northland Power, Inc.	1.5%
Secure Energy Services, Inc.	1.5%

Top Countries (% of Total Investments)
Canada	93.1%
United States	6.4%
China	0.3%
Australia	0.2%
[20],[21]
Material Fund Change [Text Block]	How Did the Series Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Emerging Markets Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Series
Class Name	The Emerging Markets Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Emerging Markets Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Series	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.68% for the Series and 25.32% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks underperformed growth stocks, and high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Series’:
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
• Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The Emerging Markets Series	23.68%	5.46%	4.29%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2024
Net Assets	$ 5,335,224,000
Holdings Count | $ / shares	2,306
Advisory Fees Paid, Amount	$ 5,036,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,335,224
Number of Holdings	2,306
Net Advisory Fees Paid (Thousands)	$5,036
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	3.7%
Samsung Electronics Co. Ltd.	2.2%
Alibaba Group Holding Ltd.	1.9%
China Construction Bank Corp. H	0.8%
Infosys Ltd.	0.8%
PDD Holdings, Inc.	0.7%
ICICI Bank Ltd.	0.7%
Hon Hai Precision Industry Co. Ltd.	0.7%
Bharti Airtel Ltd.	0.7%

Top Countries (% of Total Investments)
China	25.0%
India	20.5%
Taiwan	19.3%
South Korea	10.2%
Brazil	4.0%
Saudi Arabia	3.6%
South Africa	3.0%
Thailand	1.8%
Indonesia	1.7%
Mexico	1.7%
[22],[23]
Material Fund Change [Text Block]	How Did the Series Change? Effective February 28, 2024: • Mary Phillips was added as a portfolio manager to the Series. • Allen Pu no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Emerging Markets Small Cap Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Small Cap Series
Class Name	The Emerging Markets Small Cap Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Emerging Markets Small Cap Series (the “Series”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Small Cap Series	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Series PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 20.85% for the Series and 25.32% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed large cap stocks.
  Relative to the benchmark, the Series’:
• Focus on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Series’ past performance is not a good predictor of the Series’ future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The Emerging Markets Small Cap Series	20.85%	8.35%	6.01%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Series distributions or redemption of Series shares.
Material Change Date	Feb. 28, 2024
Net Assets	$ 3,826,787,000
Holdings Count | $ / shares	4,709
Advisory Fees Paid, Amount	$ 8,031,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,826,787
Number of Holdings	4,709
Net Advisory Fees Paid (Thousands)	$8,031
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Industrias CH SAB de CV	0.4%
Suzlon Energy Ltd.	0.4%
Harmony Gold Mining Co. Ltd.	0.4%
Li Ning Co. Ltd.	0.3%
Sunny Optical Technology Group Co. Ltd.	0.3%
Akeso, Inc.	0.3%
Qifu Technology, Inc.	0.3%
Fortis Healthcare Ltd.	0.3%
Dixon Technologies India Ltd.	0.3%
Wuxi Biologics Cayman, Inc.	0.3%

Top Countries (% of Total Investments)
India	25.3%
China	21.4%
Taiwan	18.7%
South Korea	8.9%
Saudi Arabia	4.0%
Brazil	3.7%
South Africa	3.3%
Mexico	2.5%
Indonesia	1.8%
Malaysia	1.5%
[24],[25]
Material Fund Change [Text Block]	How Did the Series Change? Effective February 28, 2024: • Mary Phillips was added as a portfolio manager to the Series. • Allen Pu no longer serves as a portfolio manager to the Series.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA Short Term Investment Fund
Shareholder Report [Line Items]
Fund Name	The DFA Short Term Investment Fund
Class Name	The DFA Short Term Investment Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The DFA Short Term Investment Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA Short Term Investment Fund	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.52% for the Fund and 5.51% for the FTSE 1 Month Treasury Bill Index, the Fund’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the U.S. Term premiums were positive with longer-term securities outperforming shorter-term securities.
Relative to the benchmark, the Fund’s:
• Allocation to securities with maturities longer than one-month contributed positively to relative performance as longer-term securities outperformed shorter-term securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
The DFA Short Term Investment Fund – NAV	5.52%	2.46%	1.79%
FTSE 1 Month Treasury Bill	5.51%	2.37%	1.66%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Net Assets	$ 14,433,533,000
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 7,281,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$14,433,533
Number of Holdings	103
Net Advisory Fees Paid (Thousands)	$7,281
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	36.8%
U.S. Treasury Obligation	18.7%
Repurchase Agreement	18.2%
Certificate of Deposit	13.0%
Information Technology	2.9%
Consumer Discretionary	2.4%
Health Care	2.0%
Energy	1.8%
Consumer Staples	1.7%
Industrials	1.5%
U.S. Government Agency	1.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	98.3%
1 to 3 Years	1.7%

Material Fund Change [Text Block]
How Did the Fund Change?
Effective August 1, 2024, the Fund changed its principal investment strategy to no longer be a money market fund and is no longer subject to Rule 2a-7, which governs the quality, maturity, liquidity, and other features of securities that money market funds may purchase. Effective August 1, 2024, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	The Series has added this index in response to new regulatory requirements.

[2]
Excludes short-term investments and collateral for loaned securities.

[3]
Excludes short-term investments and collateral for loaned securities.

[4]
1	The Series has added this index in response to new regulatory requirements.

[5]
Excludes short-term investments and collateral for loaned securities.

[6]
Excludes short-term investments and collateral for loaned securities.

[7]
1	The Series has added this index in response to new regulatory requirements.

[8]
Excludes short-term investments and collateral for loaned securities.

[9]
Excludes short-term investments and collateral for loaned securities.

[10]
1	The Series has added this index in response to new regulatory requirements.

[11]
Excludes short-term investments and collateral for loaned securities.

[12]
Excludes short-term investments and collateral for loaned securities.

[13]
1	The Series has added this index in response to new regulatory requirements.

[14]
Excludes short-term investments and collateral for loaned securities.

[15]
Excludes short-term investments and collateral for loaned securities.

[16]
1	The Series has added this index in response to new regulatory requirements.

[17]
Excludes short-term investments and collateral for loaned securities.

[18]
Excludes short-term investments and collateral for loaned securities.

[19]
1	The Series has added this index in response to new regulatory requirements.

[20]
Excludes short-term investments and collateral for loaned securities.

[21]
Excludes short-term investments and collateral for loaned securities.

[22]
Excludes short-term investments and collateral for loaned securities.

[23]
Excludes short-term investments and collateral for loaned securities.

[24]
Excludes short-term investments and collateral for loaned securities.

[25]
Excludes short-term investments and collateral for loaned securities.